WARRANT DERIVATIVE LIABILITIES (Details) (USD $)	0 Months Ended				3 Months Ended		12 Months Ended
	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012	Mar. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 13, 2013	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012
WARRANT DERIVATIVE LIABILITIES (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)	11,045,655	22,091,310							11,045,655	11,045,655	22,091,310
Equity, Fair Value Adjustment	$ 2,013,972	$ 4,027,945
Fair Value Adjustment of Warrants	3,041,342
Interest Expense, Debt	1,027,381
Warrants Issued			6,500,000	2,945,508
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.10						$ 0.05			$ 0.10
Derivative, Gain (Loss) on Derivative, Net						1,543	2,030	7,630,434
Derivative [Member]
WARRANT DERIVATIVE LIABILITIES (Details) [Line Items]
Equity, Fair Value Adjustment							2,356,869
Derivative, Gain (Loss) on Derivative, Net							$ 64,017